INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 50,823	$ 50,807
Accumulated amortization	21,993	16,034
Amortized cost	28,830	34,773
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	42,504	42,504	[1]
Accumulated amortization	18,321	13,344
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	4,466	4,466
Accumulated amortization	2,133	1,380
Marketing rights and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	3,421	3,405
Accumulated amortization	1,107	878
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	432	432
Accumulated amortization	$ 432	$ 432

[1]	During 2012 the Company recorded an impairment loss of $ 7,948 related to Wavestream's technology (see also note 1c).